Stockholders' Equity - Summary of Preferred Shares Outstanding (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total Shares Outstanding	811,878	795,878
Carrying Value	$ 8,119	$ 7,959
8.75% Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
Class of Stock [Line Items]
Description	8.75% Cumulative Redeemable Perpetual	8.75% Cumulative Redeemable Perpetual
Initial Issuance Date	Nov. 10, 2021	Nov. 10, 2021
Total Shares Outstanding	795,878	795,878
Liquidation Preference per Share (in dollars)	$ 25	$ 25
Carrying Value	$ 7,959	$ 7,959
Dividend Rate	8.75%	8.75%
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Description	Series B Preferred Shares
Initial Issuance Date	Oct. 21, 2022
Total Shares Outstanding	16,000	0
Liquidation Preference per Share (in dollars)	$ 0.01
Carrying Value	$ 160	$ 0
Dividend Rate	0.00%